ACQUIRED INTANGIBLE ASSETS, NET (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
2018	$ 1,265,257
2019	1,265,257
2020	1,119,068
2021	1,007,485
2022	1,007,485
Finite-Lived Intangible Assets, Net	$ 10,263,941	$ 36,274,238	$ 50,562,945